LEASES - Supplemental information related to operating leases (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
LEASES
Operating lease right-of-use assets	¥ 1,544,739,494		¥ 1,830,043,887		$ 223,966,174
Operating lease liabilities, current	210,388,801		177,938,604		30,503,509
Operating lease liabilities, non-current	1,449,422,906		1,702,532,277		210,146,568
Total operating lease liabilities	1,659,811,707				$ 240,650,077
Cash paid for amounts included in the measurement of operating lease liabilities	142,082,493	$ 20,600,025
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 4,852,371	703,528
Weighted average remaining lease term (in years)	11 years 7 months 2 days				11 years 7 months 2 days
Weighted average discount rate	4.44%				4.44%
Lease expense operating leases	¥ 224,536,299	$ 33,522,387	¥ 235,568,383	¥ 118,295,183